CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net (Loss)/Income	CAD (1,140)	CAD 1,993	CAD 1,911
Other Comprehensive Income/(Loss), Net of Income Taxes
Foreign currency translation gains on net investment in foreign operations	813	517	383
Change in fair value of net investment hedges	(372)	(276)	(239)
Change in fair value of cash flow hedges	(57)	(69)	71
Reclassification to net income of gains and losses on cash flow hedges	88	(55)	41
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	51	(102)	67
Reclassification to net income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	32	18	23
Other comprehensive income/(loss) on equity investments	47	(204)	234
Other comprehensive income/(loss) (Note 21)	602	(171)	580
Comprehensive (Loss)/Income	(538)	1,822	2,491
Comprehensive income attributable to non-controlling interests	312	283	191
Comprehensive (Loss)/Income Attributable to Controlling Interests	(850)	1,539	2,300
Preferred share dividends	94	97	74
Comprehensive (Loss)/Income Attributable to Common Shares	CAD (944)	CAD 1,442	CAD 2,226